UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number     811-09425
                                                    --------------------

                    Advantage Advisers Whistler Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2005
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [ADVANTAGE ADVISERS LOGO]




                               ADVANTAGE ADVISERS
                              WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
                                   (UNAUDITED)

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS


                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
                                   (UNAUDITED)





                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital .....................    1

Schedule of Investments ...................................................    2

Statement of Operations ...................................................    4

Statements of Changes in Members' Capital .................................    5

Statement of Cash Flows ...................................................    6

Notes to Financial Statements .............................................    7

Supplemental Information ..................................................   14

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  SEPTEMBER 30, 2005
                                                                                                                      (UNAUDITED)
    ASSETS

Investments in investment funds, at fair value (cost - $89,081,885)                                                     $120,185,250
Receivable for investments sold                                                                                            8,912,182
Investments paid in advance                                                                                                6,500,000
Other assets                                                                                                                  30,157
                                                                                                                        ------------

      TOTAL ASSETS                                                                                                       135,627,589
                                                                                                                        ------------

    LIABILITIES

Due to Custodian                                                                                                           5,154,730
Contributions received in advance                                                                                            537,000
Administration fees payable                                                                                                  106,413
Accounting and investor services fees payable                                                                                 48,828
Custodian fees payable                                                                                                           106
Accrued expenses                                                                                                             137,607
                                                                                                                        ------------

      TOTAL LIABILITIES                                                                                                    5,984,684
                                                                                                                        ------------

           NET ASSETS                                                                                                   $129,642,905
                                                                                                                        ============

    MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                                               $ 98,539,540
Net unrealized appreciation on investments                                                                                31,103,365
                                                                                                                        ------------

      MEMBERS' CAPITAL - NET ASSETS                                                                                     $129,642,905
                                                                                                                        ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                       FIRST                       SEPTEMBER 30,           % OF            % OF
                                                    ACQUISITION                       2005              INVESTMENT        MEMBERS'
    INVESTMENT FUND                                    DATE           COST          FAIR VALUE           FUND HELD        CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
    Aristeia Partners, L.P.                            1/1/01      $ 2,250,000     $ 3,637,682              2.50%           2.81%
    Wellington Partners, LLC                           1/1/05        5,500,000       9,769,164              0.31            7.54
                                                                   ---------------------------------------------------------------
Total Convertible Arbitrage                                          7,750,000      13,406,846                             10.35

DISTRESSED SECURITIES
    Harbert Distressed Investment Fund, L.P.           4/1/03        4,000,000       6,315,460              1.07            4.87
    Whippoorwill Distressed Opportunity Fund, L.P.     2/1/05        6,000,000       6,177,802              3.07            4.76
                                                                   ---------------------------------------------------------------
Total Distressed Securities                                         10,000,000      12,493,262              9.63

EMERGING MARKET
    Greylock Global Opportunity, L.P.                  10/1/02       4,850,000       6,605,928              0.90            5.10
                                                                   ---------------------------------------------------------------
Total Emerging Market                                                4,850,000       6,605,928                              5.10

EVENT DRIVEN
    Bedford Falls Investors, L.P.                      10/1/99         280,000       1,959,176              2.10            1.51
    Castlerigg Partners, L.P.                          7/1/04        8,000,000       8,476,097              1.56            6.54
    Owl Creek II, L.P.                                 2/1/05        7,500,000       8,034,278              2.18            6.20
    Richmond Capital, L.P.                             2/1/05        6,000,000       6,073,835              9.26            4.68
                                                                   ---------------------------------------------------------------
Total Event Driven                                                  21,780,000      24,543,386                             18.93

FIXED INCOME ARBITRAGE
    Zeus Fixed Income Arbitrage, L.P., Class B         7/1/03        6,000,000       6,369,874              6.20            4.91
                                                                   ---------------------------------------------------------------
Total Fixed Income Arbitrage                                         6,000,000       6,369,874                              4.91

HEDGED EQUITY
    Kingdon Associates                                 7/1/04        3,476,885       4,139,141              0.04            3.19
                                                                   ---------------------------------------------------------------
Total Hedged Equity                                                  3,476,885       4,139,141                              3.19

LONG/SHORT EQUITY
    Artis Technology Qualified Partners, L.P.          1/1/02        4,250,000       6,483,571              5.02            5.00
    Basswood Financial Partners, L.P.                  10/1/99       3,700,000       5,821,367              1.75            4.49
    Millgate Partners, L.P.                            10/1/99       4,700,000       7,989,385              3.96            6.16
    North Sound Legacy Institutional Fund LLC          1/1/02        3,500,000       5,299,677              0.50            4.09
    TCS Capital II, L.P.                               1/1/04        4,500,000       6,515,993              1.39            5.03
                                                                   ---------------------------------------------------------------
Total Long/Short Equity                                             20,650,000      32,109,993                             24.77

-----------------------------------------------------------------------------------------------
                                                               FIRST
                                                             AVAILABLE
    INVESTMENT FUND                                       REDEMPTION DATE **     LIQUIDITY ***
-----------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
    Aristeia Partners, L.P.                                      N/A              Quarterly
    Wellington Partners, LLC                                   6/30/06            Quarterly

Total Convertible Arbitrage

DISTRESSED SECURITIES
    Harbert Distressed Investment Fund, L.P.                     N/A              Quarterly
    Whippoorwill Distressed Opportunity Fund, L.P.              4/1/06           Semi-annual

Total Distressed Securities

EMERGING MARKET
    Greylock Global Opportunity, L.P.                            N/A              Quarterly

Total Emerging Market

EVENT DRIVEN
    Bedford Falls Investors, L.P.                                N/A               Annual
    Castlerigg Partners, L.P.                                    N/A              Quarterly
    Owl Creek II, L.P.                                         3/31/06             Annual
    Richmond Capital, L.P.                                       N/A              Quarterly

Total Event Driven

FIXED INCOME ARBITRAGE
    Zeus Fixed Income Arbitrage, L.P., Class B                   N/A              Quarterly

Total Fixed Income Arbitrage

HEDGED EQUITY
    Kingdon Associates                                           N/A              Quarterly

Total Hedged Equity

LONG/SHORT EQUITY
    Artis Technology Qualified Partners, L.P.                    N/A              Quarterly
    Basswood Financial Partners, L.P.                            N/A              Quarterly
    Millgate Partners, L.P.                                      N/A              Quarterly
    North Sound Legacy Institutional Fund LLC                    N/A              Quarterly
    TCS Capital II, L.P.                                       12/31/05            Annual

Total Long/Short Equity

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FIRST
                                                 FIRST                 SEPTEMBER 30,    % OF       % OF     AVAILABLE
                                              ACQUISITION                  2005      INVESTMENT   MEMBERS'  REDEMPTION
    INVESTMENT FUND                              DATE         COST      FAIR VALUE    FUND HELD   CAPITAL      DATE**   LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
MULTIPLE ARBITRAGE
    Highbridge Capital Corporation, Class A     6/30/03   $ 3,200,000  $ 5,937,460      0.10%      4.58%       N/A       Quarterly
                                                          ------------------------------------------------
Total Multiple Arbitrage                                    3,200,000    5,937,460                 4.58

OPPORTUNISTIC
    D(3) Fund, LLC, Series A                    1/1/04      3,000,000    3,153,352      2.43       2.43        N/A       Quarterly
    Eos Partners, L.P.                          10/1/99     6,625,000    9,117,766      2.15       7.03        N/A        Annual
                                                          ------------------------------------------------
Total Opportunistic                                         9,625,000   12,271,118                 9.46

SPECIALTY
    Cipher Composite Fund, Limited Partnership  3/1/04      1,750,000    2,308,242     19.09       1.78        N/A        Monthly
                                                          ------------------------------------------------
Total Specialty                                             1,750,000    2,308,242                 1.78
                                                          ------------------------------------------------
    TOTAL                                                 $89,081,885  120,185,250                92.70
                                                          ------------------------------------------------
    OTHER ASSETS, LESS LIABILITIES                                       9,457,655                 7.30
                                                                      ------------               ------
    MEMBERS' CAPITAL - NET ASSETS                                     $129,642,905               100.00%
                                                                      ============               ======


 ** From original investment date.
*** Available frequency of redemptions after initial lock-up period.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   SIX MONTHS ENDED
                                                                                                                  SEPTEMBER 30, 2005
                                                                                                                      (UNAUDITED)
INVESTMENT INCOME
     Interest                                                                                                           $    33,713
                                                                                                                        -----------

EXPENSES
     Administration fees                                                                                                    652,692
     Legal fees                                                                                                              93,925
     Accounting and investor services fees                                                                                   74,089
     Audit and tax fees                                                                                                      47,268
     Line of credit fees                                                                                                     41,686
     Insurance expense                                                                                                       35,628
     Board of Managers' fees and expenses                                                                                    30,660
     Printing expense                                                                                                        20,653
     Custodian fees                                                                                                           9,788
     Interest expense                                                                                                         7,986
     Miscellaneous fees                                                                                                      30,329
                                                                                                                        -----------

       TOTAL EXPENSES                                                                                                     1,044,704
                                                                                                                        -----------

       NET INVESTMENT LOSS                                                                                               (1,010,991)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       NET REALIZED GAIN ON INVESTMENTS                                                                                   5,536,729

       NET CHANGE IN UNREALIZED GAIN ON INVESTMENTS                                                                         560,667
                                                                                                                        -----------

       NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                                    6,097,396
                                                                                                                        -----------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                              $ 5,086,405
                                                                                                                        ===========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                      SPECIAL
                                                                      ADVISORY
                                                                       MEMBER                   MEMBERS                   TOTAL
                                                                    -------------            -------------            -------------
MEMBERS' CAPITAL, MARCH 31, 2004                                    $          --            $ 123,473,357            $ 123,473,357

FROM INVESTMENT ACTIVITIES
  Net investment loss                                                          --               (2,054,380)              (2,054,380)
  Net realized gain on investments                                             --                5,295,973                5,295,973
  Net change in unrealized gain on
    investments                                                                --                2,373,187                2,373,187
  Incentive allocation                                                    889,556                 (889,556)                      --
                                                                    -------------            -------------            -------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
  FROM INVESTMENT ACTIVITIES                                              889,556                4,725,224                5,614,780

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                                        --               43,042,189               43,042,189
  Capital withdrawals                                                    (889,556)             (43,748,528)             (44,638,084)
                                                                    -------------            -------------            -------------
  NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                            (889,556)                (706,339)              (1,595,895)
                                                                    -------------            -------------            -------------

MEMBERS' CAPITAL, MARCH 31, 2005                                    $          --            $ 127,492,242            $ 127,492,242
                                                                    =============            =============            =============

FROM INVESTMENT ACTIVITIES
  Net investment loss                                               $          --            $  (1,010,991)           $  (1,010,991)
  Net realized gain on investments                                             --                5,536,729                5,536,729
  Net change in unrealized gain on
    investments                                                                --                  560,667                  560,667
  Incentive allocation                                                        905                     (905)                      --
                                                                    -------------            -------------            -------------
  NET INCREASE IN MEMBERS' CAPITAL DERIVED
    FROM INVESTMENT ACTIVITIES                                                905                5,085,500                5,086,405

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                                        --               12,050,150               12,050,150
  Capital withdrawals                                                        (905)             (14,984,987)             (14,985,892)
                                                                    -------------            -------------            -------------
  NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                                (905)              (2,934,837)              (2,935,742)
                                                                    -------------            -------------            -------------

MEMBERS' CAPITAL, SEPTEMBER 30, 2005                                $          --            $ 129,642,905            $ 129,642,905
                                                                    =============            =============            =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   SIX MONTHS ENDED
                                                                                                                  SEPTEMBER 30, 2005
                                                                                                                      (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net increase in members' capital derived from investment activities                                                  $  5,086,405
  Adjustments to reconcile net increase in members' capital derived from investment activities to net cash provided by operating activities:
      Purchases of investment funds                                                                                     (14,500,000)
      Proceeds from disposition of investment funds                                                                      25,529,844
      Net realized gain on investments                                                                                   (5,536,729)
      Net change in unrealized gain on investments                                                                         (560,667)
      Increase in receivable for investments sold                                                                        (8,520,487)
      Decrease in investments paid in advance                                                                             1,500,000
      Decrease in interest receivable                                                                                         3,305
      Decrease in other assets                                                                                               34,149
      Increase in due to custodian                                                                                        5,154,730
      Decrease in administration fees payable                                                                                  (559)
      Increase in accounting and investor services fees payable                                                               7,994
      Decrease in custodian fees payable                                                                                     (1,801)
      Decrease in accrued expenses                                                                                          (23,448)
                                                                                                                       ------------

      NET CASH PROVIDED BY OPERATING ACTIVITIES                                                                           8,172,736
                                                                                                                       ------------

CASH FLOWS FROM FINANCING ACTIVITIES
  Capital contributions                                                                                                  10,578,133
  Decrease in loan payable                                                                                               (5,000,000)
  Capital withdrawals                                                                                                   (14,985,892)
                                                                                                                       ------------

      NET CASH USED IN FINANCING ACTIVITIES                                                                              (9,407,759)
                                                                                                                       ------------

      NET CHANGE IN CASH AND CASH EQUIVALENTS                                                                            (1,235,023)
        Cash and cash equivalents at beginning of period                                                                  1,235,023
                                                                                                                       ------------
        Cash and cash equivalents at end of period                                                                     $          0
                                                                                                                       ============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
  Cash paid during the period for interest                                                                             $      7,986
                                                                                                                       ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

         Advantage Advisers Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are currently six members of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

         The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

2. SIGNIFICANT ACCOUNTING POLICIES

         The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a. PORTFOLIO VALUATION

         The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers, as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value, as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda of the underlying funds. These agreements provide for compensation in the form of management fees of 1% to 2% (per annum) of net assets, performance fees or incentive allocations of 10% to 25% of net profits earned, and redemptions ranging from monthly to annually, subject to an initial lock-up period.

         The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the accounting principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

         b. REVENUE AND EXPENSE RECOGNITION

         Interest income and expense are recorded on the accrual basis.

         c. CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         d. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified $2,054,380 from accumulated net investment loss and $5,295,973 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2005. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets, determined as of the beginning of the month.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period, in accordance with Members' respective investment percentages for the fiscal period. Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member during the period (an "Incentive Allocation") will be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. As of September 30, 2005 an Incentive Allocation in the amount of $905 was credited to the Special Advisory Account as a result of full capital withdrawals during the six months then ended. Based upon the profits for the six months ended September 30, 2005, the additional incentive allocation that would be credited to the Special Advisory Account is $480,473. However, this amount is not reflected in the accompanying Statement of Changes in Members' Capital, because the incentive allocation is credited at the end of each calendar year, when and if earned.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company serves as custodian of the Company's assets.

         PFPC Inc. ("PFPC") serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $35,210 for the six months ended September 30, 2005.

4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5. INVESTMENTS

         Aggregate purchases and proceeds from sales of investment funds for the six months ended September 30, 2005, amounted to $14,500,000 and $25,529,844, respectively. At March 31, 2005, the cost of investments for Federal income tax purposes was estimated at $103,262,403. For Federal income tax purposes, at March 31, 2005, accumulated net unrealized appreciation on investments was $21,855,295 consisting of $22,471,780 gross unrealized appreciation and $616,485 gross unrealized depreciation.

6. LINE OF CREDIT

         The Company has a $10,000,000 revolving line of credit with Harris Trust and Savings Bank that may be used to bridge funding gaps which may arise in relation to withdrawals and contributions. The interest rate per annum charged on any daily outstanding balance is the Harris Bank prime commercial rate per annum. The annual administrative fee is $25,000 and the line of credit is subject to other fees, including 0.50% per annum on the undrawn balance. As of September 30, 2005, the Company had no outstanding borrowings against this line of credit. For the six months ended September 30, 2005, the average daily amount of such borrowings was $9,107 and the daily weighted average annualized interest rate was 5.75%.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                      SIX MONTHS        YEAR            YEAR           YEAR           YEAR          YEAR
                                        ENDED           ENDED           ENDED          ENDED          ENDED         ENDED
                                     SEPTEMBER 30,     MARCH 31,       MARCH 31,      MARCH 31,      MARCH 31,     MARCH 31,
                                         2005            2005            2004           2003           2002          2001
                                  --------------------------------------------------------------------------------------------------
Net assets, end of period (000s)     $129,643          $127,492       $123,473       $136,808       $103,206       $70,721
Ratio of net investment loss to
  average net assets*                   (1.56%)***        (1.54%)        (1.43%)        (1.37%)        (1.30%)       (1.28%)
Ratio of expenses to
  average net assets*                    1.61%***          1.62%          1.46%          1.44%          1.37%         1.67%
Ratio of incentive allocation to
  average net assets                     0.00%             0.67%          0.74%          0.24%          0.46%         0.84%
Total return--gross**                    4.05%             3.67%          8.64%          2.36%          5.07%        10.60%
Total return--net**                      3.67%             3.28%          7.93%          2.00%          4.44%         8.60%
Portfolio turnover                      11.32%            47.22%         25.96%         17.58%         16.09%         9.72%
Average debt ratio                       0.01%             0.01%          0.00%          0.00%          0.00%         0.00%

* The ratios do not include net investment income or expenses of the underlying investment funds. The ratios do not reflect the effect of the incentive allocation to the Special Advisory Account.

** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Account, if any.

***      Annualized

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

9. SUBSEQUENT EVENTS

         Subsequent to September 30, 2005 and through October 31, 2005, the Company received initial and/or additional contributions from Members of $663,100.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.       PORTFOLIO HOLDINGS

         The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.      APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         At a meeting held on April 22, 2005, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser. The process culminating in the annual approval included: a number of in-person and telephonic meetings among Board members, management and counsel; the formation and operation of a contract review committee consisting of members of the Company's Board and the boards of other registered and unregistered domestic and foreign funds advised by Oppenheimer affiliates; joint, coordinated information requests by committee members and counsel focused on areas of common interest and concern; meetings with senior management of Oppenheimer in which they expressed the firm's commitment of financial and other resources to the investment advisory business generally and to the registered funds platform, which includes the Company, including a commitment that any operating losses incurred in connection with Oppenheimer's advisory business would not adversely affect the quality of the services provided to the Company; and consideration of the Company's advisory arrangements in the context of the Adviser and its affiliates' overall business.

         In approving the renewal of the advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee and expense information for comparable funds) and the profitability of the Adviser and its affiliates with respect to its relationship with the Company; (iv) the extent to which economies of scale would be realized as the Company grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

         In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and compensation of personnel providing services to the Company, employee structure and compensation. In addition, Independent Managers met with senior management of Oppenheimer to discuss these and other matters relevant to their deliberations. The Board also reviewed a written business plan requested from management and also reviewed management's budget plans for the coming year with respect to resource allocations. The Board also considered the extent, if any, to which lower advisory fee revenues might adversely affect services provided to the Company. The Board considered the implications to the Company of the third-party hedge fund platform developed by Oppenheimer and its potential effect on the distribution of and marketing services for the Company, and reviewed current marketing efforts for the Company.

         Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

         In connection with its consideration of the investment advisory agreement, the Board reviewed materials relating to the Company's investment performance on a quarterly basis. The Board considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. Although the performance of the Company varied from quarter to quarter, and the Company did not always outperform such funds and indices, the consensus of the Board was that, since the acquisition of the CIBC asset management business by Oppenheimer and over the long term, the performance of the Company has been satisfactory. The Board also concluded that management is making appropriate efforts toward the goal of improving the Company's investment performance.

         The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. In this regard, the Board reviewed a comparison of the Company's fees and expenses to those of comparable registered funds, and concluded that the Company's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including fees and incentive allocations, if any, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company. Although the Board noted that the Adviser and Oppenheimer generally were not currently realizing a profit from their relationships with the Company, the Adviser's continued willingness to manage the Company and Oppenheimer's willingness to support the Adviser's operations evidenced their commitment to providing quality services to the Company.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

         The Board also recognized that the Adviser and Oppenheimer support the distribution of interests in the Company by making direct payments from their own resources to financial advisors of Oppenheimer in connection with investor-related services.

         Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer, and concluded that the Company's advisory fees and expenses were within industry norms.

         With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time because there have been net outflows of capital from the Company.

         Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

           1. the nature, extent and quality of the services provided by the Adviser are adequate and appropriate;

           2. the fees to be paid to the Adviser and Oppenheimer are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Adviser and its affiliates from their relationships with the Company;

           3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser and other investment advisers to similar investment vehicles receiving similar services, and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Company have exceeded, and may continue to exceed, the fees payable by the Company;

           4. in light of a declining level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

           5. the approval of the renewal of the Company's investment advisory agreement for an additional annual period is in the best interests of the Company and its members.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE               POSITION(S) HELD      PRINCIPAL OCCUPATION(S)
                                    WITH THE COMPANY      DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX
                                    AND LENGTH OF         AND OTHER DIRECTORSHIPS HELD
                                    TIME SERVED

JESSE H. AUSUBEL                    Manager since         Director, Program for the Human Environment and Senior Research Associate,
                                    July 1999.            The Rockefeller University (1993 to present);  Director, Richard Lounshery
c/o Oppenheimer Asset                                     Foundation (1997 to present); Program Director, Alfred P. Sloan Foundation
Management Inc.                                           (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution
200 Park Avenue                                           (1995 to present).  Mr. Ausubel also is a Manager of one other  registered
New York, NY 10116                                        investment company for which the Adviser serves as investment adviser.
Age: 53

LAWRENCE BECKER                     Manager since         Private  investor  in real estate  investment  management  concerns.  From
                                    October 2003.         February   2000   through   June   2003,   he   was   Vice   President   -
c/o Oppenheimer Asset                                     Controller/Treasurer for National Financial Partners, which specializes in
Management Inc.                                           financial services distribution.  Prior to that, Mr. Becker was a Managing
200 Park Avenue                                           Director -  Controller/Treasurer  of Oppenheimer Capital and its Quest for
New York, NY 10116                                        Value Funds. (Oppenheimer Capital is not affiliated with Oppenheimer Asset
Age: 49                                                   Management Inc.). Mr. Becker is a licensed CPA. He serves as the treasurer of The France  Growth Fund,  Inc. Mr. Becker is a  Manager/Trustee  of six
                                                          other  registered  investment  companies  advised  by the  Adviser  or its affiliates*.

JAMES E. BUCK                       Manager since         Retired;  Senior Vice  President and  Corporate  Secretary of the New York
                                    April 2003.           Stock  Exchange,  Inc.  (the  "Exchange")  and  the  subsidiaries  of  the
c/o Oppenheimer Asset                                     Exchange,  including the NYSE  Foundation and the Fallen Heroes Fund (1967
Management Inc.                                           to 2003).  Mr. Buck also is a Manager of one other  registered  investment
200 Park Avenue                                           company  for  which  the  Adviser  or  one  of its  affiliates  serves  as
New York, NY 10116                                        investment adviser.
Age: 69

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

NAME, ADDRESS AND AGE               POSITION(S) HELD      PRINCIPAL OCCUPATION(S)
                                    WITH THE COMPANY      DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX
                                    AND LENGTH OF         AND OTHER DIRECTORSHIPS HELD
                                    TIME SERVED

LUIS RUBIO                          Manager since         President, of Centro de Investigation Para el Desarrollo,  A.C. (Center of
                                    April 2003.           Research   Development)  (2000  to  present)  and  Director  of  the  same
c/o Oppenheimer Asset                                     organization  1984 to 2000;  Adjunct  Fellow,  Center  for  Strategic  and
Management Inc.                                           International  Studies (1993 to present);  Member,  Advisory  Board of the
200 Park Avenue                                           National  Council  of Science  and  Technology  of Mexico  (1989 to 2000);
New York, NY 10166                                        Director,  Human Rights  Commission of Mexico City (1994 to 2002). He is a
Age: 49                                                   Director/Manager/Trustee  of six  other  registered  investment  companies advised by the Adviser or one of its  affiliates*.  From 1991 to 1993, Dr.
                                                          Rubio was a Director of Banco National de Mexico S.A.

JANET L. SCHINDERMAN                Manager since         Associate  Dean  for  Special  Projects  and  Secretary  to the  Board  of
                                    April 2003.           Overseers,  Columbia  Business  School  of  Columbia  University  (1990 to
c/o Oppenheimer Asset                                     present).  Ms.  Schinderman  is  also  a  Manager/Trustee  of  four  other
Management Inc.                                           registered  investment  companies  advised  by the  Adviser  or one of its
200 Park Avenue                                           affiliates.  From 1987 to 1990,  she served as Executive  Assistant to the
New York, NY 10166                                        President at the Illinois Institute of Technology.
Age: 53

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------

NAME, ADDRESS AND AGE               POSITION(S) HELD      PRINCIPAL OCCUPATION(S)
                                    WITH THE COMPANY      DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX
                                    AND LENGTH OF         AND OTHER DIRECTORSHIPS HELD
                                    TIME SERVED


BRYAN MCKIGNEY**                    Manager since         Mr. McKigney is a Managing Director and the Chief  Administrative  Officer
                                    November 2004.        of  Oppenheimer  Asset  Management  Inc.  Mr.  McKigney  has  been  in the
Oppenheimer Asset                                         financial  services  industry  since 1981.  Mr.  McKigney has held various
Management Inc.                                           positions at the Canadian  Imperial Bank of Commerce  (1993-2003)  and the
200 Park Avenue                                           Chase Manhattan Bank N.A. (1981-1993). He is also a Manager/Trustee of six
New York, NY 10166                                        other registered investment companies advised by the Adviser or one of its
Age: 47                                                   affiliates*.

* EFFECTIVE DECEMBER 4, 2005, THE ASIA TIGERS FUND, INC. AND THE INDIA FUND, INC. WILL NO LONGER BE AFFILIATED WITH OPPENHEIMER ASSET MANAGEMENT INC.

** MANAGER IS AN "INTERESTED PERSON" OF THE COMPANY.

"INTERESTED PERSON" OF THE FUND AS DEFINED IN THE 40 ACT. MR. MCKIGNEY IS AN INTERESTED PERSON DUE TO HIS POSITION AS PRESIDENT AND CHIEF EXECUTIVE OFFICER OF THE FUND AND AS A MANAGING DIRECTOR AND THE CHIEF ADMINISTRATIVE OFFICER OF OPPEHEIMER ASSET MANAGEMENT INC., WHICH IS A CORPORATE PARENT OF THE MANAGING MEMBER OF THE INVESTMENT ADVISER.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           Advantage Advisers Whistler Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Chief Executive Officer
                             (principal executive officer)

Date               November 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Chief Executive Officer
                             (principal executive officer)

Date               November 25, 2005
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By (Signature and Title)*   /s/ Vineet Bhalla
                         -------------------------------------------------------
                            Vineet Bhalla, Principal Financial Officer
                            (principal financial officer)

Date               November 25, 2005
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* Print the name and title of each signing officer under his or her signature.